Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets and Weighted-Average Amortization Period

Intangible assets acquired during the fiscal year ended March 31, 2017 totaled 109,726 million yen, of which 109,492 million yen is subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	4,417	7
Software to be sold, leased or otherwise marketed	17,004	3
Internal-use software	58,097	5
Other	29,974	11

Intangible Assets Subject to Amortization

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2016		March 31, 2017
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	337,675	(223,738)	317,337	(251,401)
Customer relationships	36,925	(12,531)	37,289	(15,585)
Trademarks	29,825	(12,979)	31,630	(15,554)
Software to be sold, leased or otherwise marketed	126,743	(94,009)	117,897	(86,661)
Internal-use software	448,109	(297,057)	473,750	(310,408)
Music catalogs	217,056	(91,303)	218,321	(95,367)
Artist contracts	31,923	(28,857)	31,393	(29,001)
Television carriage contracts (broadcasting agreements)	59,607	(15,563)	74,780	(21,986)
Other	59,218	(47,475)	62,212	(46,624)

Total	1,347,081	(823,512)	1,364,609	(872,587)

Estimated Aggregate Amortization Expense for Intangible Assets

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2018	104,291
2019	74,247
2020	56,934
2021	42,996
2022	30,253

Total Carrying Amount of Intangible Assets having Indefinite Life

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Trademarks	70,081	70,220
Distribution agreements	18,834	18,834
Other	3,270	3,109

Total	92,185	92,163

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2016 and 2017 are as follows:

	Yen in millions
	MC	G&NS	IP&S	HE&S	Semiconductors	Components	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2015:
Goodwill — gross	179,331	154,399	7,186	5,320	33,006	4,756	224,239	132,675	3,020	24,386	768,318
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	154,399	6,886	—	33,006	4,756	224,239	132,369	2,314	—	561,255

Increase (decrease) due to:
Acquisitions*1	—	—	1,589	—	18,035	2,599	12,082	38,487	—	—	72,792
Sales and dispositions	—	—	—	—	—	—	—	—	—	—	—
Impairments	—	—	—	—	—	—	—	—	—	—	—
Translation adjustments	—	(2,106)	(138)	—	(1,420)	(205)	(14,804)	(9,084)	—	—	(27,757)
Other	—	—	—	—	—	—	—	—	—	—	—

Balance, March 31, 2016:
Goodwill — gross	179,331	152,293	8,637	5,320	49,621	7,150	221,517	162,078	3,020	24,386	813,353
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	152,293	8,337	—	49,621	7,150	221,517	161,772	2,314	—	606,290

Increase (decrease) due to:
Acquisitions*2	—	—	—	—	—	—	29,363	7,689	61	—	37,113
Sales and dispositions	—	—	—	—	—	—	(60)	—	—	—	(60)
Impairments	—	—	—	—	—	—	(112,069)	—	—	—	(112,069)
Translation adjustments	—	(355)	(186)	—	(77)	(11)	(598)	(3,351)	—	—	(4,578)
Other	—	—	—	—	(1,475)	(2,683)	—	—	—	—	(4,158)

Balance, March 31, 2017:
Goodwill — gross	179,331	151,938	8,451	5,320	48,069	4,456	246,085	166,416	3,081	24,386	837,533
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(107,932)	(306)	(706)	(24,386)	(314,995)

Goodwill	3,286	151,938	8,151	—	48,069	4,456	138,153	166,110	2,375	—	522,538

*1	Acquisitions for the fiscal year ended March 31, 2016 relate mainly to the Altair Semiconductor Ltd. (“Altair”) acquisition in the Semiconductors segment and the Components segment, and the Orchard Media, Inc. (“The Orchard”) acquisition in the Music segment. Refer to Note 24.

*2	Acquisitions for the fiscal year ended March 31, 2017 relate mainly to the TEN Sports Network acquisition in the Pictures segment. Refer to Note 24.